Note 11 - Long-term Debt (Details Textual) - USD ($) $ / shares in Units, $ in Thousands			3 Months Ended	12 Months Ended
	Jun. 12, 2024	Jan. 26, 2022	Jun. 30, 2024	Jun. 30, 2024	Jun. 30, 2023	Oct. 25, 2022	Mar. 07, 2022
Gain (Loss) on Extinguishment of Debt				$ (594)	$ 0
Long-Term Debt, Maturity, Year Four			$ 7,429	7,429
Debt Instrument, Unamortized Discount (Premium) and Debt Issuance Costs, Net			$ 266	$ 266	925
Avenue Capital Issuance [Member]
Equity Issuance, Price Per Share (in dollars per share)							$ 25
Avenue Capital Warrants [Member]
Class of Warrant or Right, Exercise Price of Warrants or Rights (in dollars per share)		$ 24.2				$ 8.6	$ 24.2
Warrants and Rights Outstanding		$ 600
Avenue Capital Loan [Member]
Debt Instrument, Face Amount		$ 15,000
Debt Instrument, Interest Rate, Stated Percentage		3.25%
Loan Processing Fee		$ 400
Debt Instrument, Interest Rate, Effective Percentage			16.60%	16.60%
Interest Expense, Debt				$ 3,400	$ 2,700
Debt Instrument, Prepayment Fee, Percentage	1.00%
Debt Instrument, Prepayment Fee, Amount	$ 200
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid	600
Gain (Loss) on Extinguishment of Debt			$ (600)
Avenue Capital Loan [Member] | Prime Rate [Member]
Debt Instrument, Basis Spread on Variable Rate		7.40%
Eclipse Term loan [Member]
Debt Instrument, Face Amount	$ 13,000
Debt Instrument, Interest Rate, Effective Percentage			12.40%	12.40%
Interest Expense, Debt				$ 100
Debt Instrument, Term (Year)	4 years
Debt Instrument, Amortization Period (Year)	7 years
Long-Term Debt, Maturity, Year Four	$ 5,600
Debt Instrument, Termination Fee On or Before June 12, 2025, Percentage	3.00%
Debt Instrument, Termination Fee Between June 12, 2025 and June 12, 2026, Percentage	2.00%
Debt Instrument, Termination Fee Between June 12, 2026 and June 12, 2027, Percentage	1.00%
Debt Instrument, Termination Fee Between June 12, 2026 and June 12, 2028, Percentage	0.50%
Debt Instrument, Unamortized Discount (Premium) and Debt Issuance Costs, Net			$ 300	$ 300
Eclipse Term loan [Member] | Secured Overnight Financing Rate (SOFR) [Member]
Debt Instrument, Basis Spread on Variable Rate	7.00%